Intangible assets, net (Tables)	6 Months Ended
Mar. 31, 2026
Intangible assets, net
Schedule of intangible assets
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Intangible asset	$1,998,421	-
Less: accumulated amortization	-	-
Intangible asset, net	$1,998,421	-

Schedule of estimated future amortization expense
Amortization
Twelve months ending September 30,	expense
Remainder of fiscal 2026	$666,140
Fiscal 2027	1,332,281
Total	$1,998,421